Income Tax - Reconciliation of Effective Tax Rate (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before income tax	$ 18,102,889	$ 24,636,513	$ 5,794,181
Income tax rate	30.00%	30.00%	30.00%
Income tax using the Bank's income tax rate	$ 5,430,867	$ 7,390,954	$ 1,738,254
Permanent Differences [Abstract]
Tax -exempt income	(328,390)	(655,330)	(411,218)
Non-deductible expenses	120,650	87,334	146,568
Change in tax rate	(444,727)	(1,281,548)	(604,046)
Other	194,985	(21,293)	(36,906)
Net monetary inflation adjustment	8,755,629	10,490,151	11,210,387
Sub total	13,729,014	16,010,268	12,043,039
Inflation adjustment for tax purposes	(5,367,113)	(13,189,209)	(2,961,457)
Adjustments for current tax of prior periods	(327,807)
Income tax expense	$ 8,034,094	$ 2,821,059	$ 9,081,582	$ 555,002	$ 647,945	$ 264,257
Effective tax rate	44.00%	11.00%	157.00%